Share-Based Compensation Plans (Details) - Schedule of Number of Stock Options Outstanding and their Weighted Average Exercise price	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Time vesting option plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options Outstanding, Beginning balance (in Shares) | shares		900,789
Weighted average exercise price Outstanding, Beginning balance (in Dollars per share) | $ / shares	$ 50.3	$ 48.77
Number of options, Forfeited	(13,574)	(107,122)
Number of options Outstanding, Ending Balance	199,634	793,667
Weighted average exercise price Outstanding , Ending Balance (in Dollars per share) | $ / shares	$ 38.76	$ 50.3
Number of options, Exercised	(1,000)
Number of options, Expired (in Shares) | shares	(579,459)
Performance vesting option plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options Outstanding, Beginning balance (in Shares) | shares
Weighted average exercise price Outstanding, Beginning balance (in Dollars per share) | $ / shares	$ 16.64
Number of options, Granted	550,519	285,149
Number of options, Forfeited	(32,403)
Number of options Outstanding, Ending Balance	803,265	285,149
Weighted average exercise price Outstanding , Ending Balance (in Dollars per share) | $ / shares	$ 13.38	$ 16.64
Number of options, Expired (in Shares) | shares